1. ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Cash and cash equivalents	$ 7,653,479	$ 12,535,672	$ 12,887,788	$ 87,771	$ 228,971